CERT NYS
File # 1-3214

14007626

Edwin Mecabe
Managing Director
Corporate Actions & Market Watch

NYSE EURONEXT

Received SEC

JUN 20 2014

Washington, DC

June 20, 2014

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration of the 5.000% Senior Notes 2024 Fully and unconditionally guaranteed by Assured Guaranty Ltd. of Assured Guaranty US Holdings Inc. under the Exchange Act of 1934.

Sincerely,

[signature]

emecabe@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States
T +1 (212) 656-5026
F +1 (212) 656-5893
www.nyx.com